Business Segment Information	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

23. Segment and Corporate Information

In 2015, the Company increased its operating segments from three to four segments in conjunction with a change in the structure of how the Company manages its business. The operating segments are the North America Segment, the EMEA Segment, the Asia-Pacific Segment and the Latin America Segment. Accordingly, the two reporting segments disclosed in prior years (the North America Segment and the International Segment, which was comprised of EMEA, Asia-Pacific and Latin America) have now been reclassified into four reporting segments during 2015.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate U.S. GAAP measures are revenue, operating income and operating income margin. The Company does not include income taxes as it believes this is outside the segments’ control. Financing is a corporate function, which the Company’s segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarter overhead charges, including accounting and finance, because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement related to production are centrally managed at Corporate. The Company’s global research and development is also centrally managed at Corporate. These Corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as Corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as Corporate.

Information pertaining to the Company’s segment and Corporate activities for the twelve-month periods ended December 31, 2015, 2014 and 2013 is set forth below.

	NorthAmerica Segment	EMEA Segment	Asia-Pacific Segment	Latin America Segment	Segment Total	Corporate	Total
Segment and Corporate Information
2015

Revenue external customers	$11.813.330	$2.628.688	$1.501.456	$766.424	$16.709.898	$27.684	$16.737.582
Inter - segment revenue	5.292	1	143	447	5.883	(5.883)	-
Revenue	11.818.622	2.628.689	1.501.599	766.871	16.715.781	21.801	16.737.582
Operating income (1)	1.797.835	576.895	297.860	48.233	2.720.823	(394.091)	2.326.732
Depreciation and amortization	(399.434)	(113.131)	(44.616)	(14.835)	(572.016)	(145.306)	(717.322)
Income (loss) from equity method investees	20.799	6.820	2.526	1.307	31.452	-	31.452
Total assets	17.411.104	3.306.939	1.731.908	609.563	23.059.514	2.473.972	25.533.486
thereof investments in equity method investees	288.956	220.610	109.347	25.796	644.709	-	644.709
Capital expenditures, acquisitions and investments (2)	709.503	174.229	48.949	50.549	983.230	286.523	1.269.753

2014(3)

Revenue external customers	$10.500.095	$3.072.067	$1.356.936	$836.008	$15.765.106	$66.507	$15.831.613
Inter - segment revenue	8.992	0	7	336	9.335	(9.335)	-
Revenue	10.509.087	3.072.067	1.356.943	836.344	15.774.441	57.172	15.831.613
Operating Income	1.642.911	589.971	279.046	101.439	2.613.367	(358.834)	2.254.533
Depreciation and amortization	(364.137)	(133.155)	(37.729)	(19.814)	(554.835)	(144.493)	(699.328)
Income (loss) from equity method investees	18.457	4.415	942	1.024	24.838	-	24.838
Total assets(4)	16.888.556	3.585.851	1.821.667	723.079	23.019.153	2.361.828	25.380.981
thereof investments in equity method investees	291.118	238.604	119.428	27.672	676.822	-	676.822
Capital expenditures, acquisitions and investments(5)	2.006.585	210.509	128.480	74.135	2.419.709	290.976	2.710.685

2013(3)

Revenue external customers	$9.606.111	$3.023.316	$1.104.463	$842.540	$14.576.430	$33.297	$14.609.727
Inter - segment revenue	7.045	-	-	-	7.045	(7.045)	-
Revenue	9.613.156	3.023.316	1.104.463	842.540	14.583.475	26.252	14.609.727
Operating Income	1.623.071	600.972	167.861	128.358	2.520.262	(264.066)	2.256.196
Depreciation and amortization	(331.397)	(137.484)	(31.162)	(19.458)	(519.501)	(128.724)	(648.225)
Income (loss) from equity method investees	16.388	7.184	1.844	689	26.105	-	26.105
Total assets (4)	14.666.442	4.063.667	1.431.060	682.755	20.843.924	2.210.511	23.054.435
thereof investments in equity method investees	268.370	278.167	117.909	-	664.446	-	664.446
Capital expenditures, acquisitions and investments(6)	789.340	203.787	45.005	37.628	1.075.760	167.903	1.243.663

(1) On July 1, 2015, the Company completed the sale of its clinics in Venezuela to a third party. The purchase price for these clinics was $7,500, which resulted in a loss of approximately $26,289 before tax (approximately $26,920 after tax). The loss is primarily included in Selling, general and administrative costs line item of the Consolidated Income Statements.
(2) North America, EMEA, Asia-Pacific, Latin America and Corporate acquisitions and investments exclude $6,070, $41,454, $36,455, $244 and $26,214, respectively, of non-cash acquisitions and investments for 2015.
(3) Prior year information was adjusted to conform to the current year´s presentation due to the disaggregation of the International Segment disclosed previously into the EMEA Segment, Asia-Pacific Segment and Latin America Segment.
(4) At December 31, 2014 and 2013, debt issuance costs in the amount of $66,120 and $65,471, respectively, have been reclassified from Prepaid expenses and other current assets and Other assets and notes receivables to Long-term debt and capital lease obligations to conform to the current year´s presentation.
(5) North America, EMEA, Asia-Pacific and Latin America acquisitions exclude $35,656, $2,595, $164,044 and $5,379, respectively, of non-cash acquisitions for 2014.
(6) North America, EMEA and Latin America acquisitions exclude $48,231, $9,435 and $9,251, respectively, of non-cash acquisitions for 2013.

For the geographic presentation, revenues are attributed to specific countries based on the end user's location for products and the country in which the service is provided. Information with respect to the Company's geographic operations is set forth in the table below:

	Germany	NorthAmerica	Rest ofthe World	Total

2015
Revenue external customers	$400.401	$11.813.330	$4.523.851	$16.737.582
Long-lived assets	556.276	14.771.036	2.963.439	18.290.751

2014
Revenue external customers	$456.937	$10.500.095	$4.874.581	$15.831.613
Long-lived assets	520.690	14.753.136	3.182.123	18.455.949

2013
Revenue external customers	$437.459	$9.606.111	$4.566.157	$14.609.727
Long-lived assets	581.936	12.859.787	3.226.779	16.668.502